Government Grants (Tables)	12 Months Ended
Dec. 31, 2015
Government Grant

	December 31,	December 31,
	2015	2014
	(in thousands)
Received	$3,539	$3,698
Less accumulated amortization	(2,657)	(2,710)
Foreign exchange translation adjustment	120	238
Total government grants	1,002	1,226
Less current portion	(43)	(110)
Non-current government grants	$959	$1,116